Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	DREYFUS FUND INC
Central Index Key	0000030146
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
DREYFUS FUND INC | DREYFUS FUND INC
Prospectus:
Trading Symbol	DREVX